Leases - Summmary of maturity of the group's finance lease obligations is as follows (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of finance lease liabilities	£ 235	£ 5
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of finance lease liabilities	34	3
Later than one year and not later than two years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of finance lease liabilities	40	1
Later than two years and not later than three years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of finance lease liabilities	£ 33	£ 1